Significant Components of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities [Line Items]
Deferred revenues	$ 39,863	$ 41,773
Accrued expenses	26,017	23,617
Dividends payable	19,367	19,006
Other	81,332	70,409
Total	$ 166,579	$ 154,805